Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Other Non-Current Assets
Note 21: Other
Non-Current
Assets

	December 31,
	2024	2023
Cash surrender value of life insurance policies	370	354
Deferred commissions	98	108
Net defined benefit plan surpluses (see note 27)	40	45
Other non-current assets (1)	117	111
Total other non-current assets	625	618

(1)	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $89 million and $91 million as of December 31, 2024 and 2023, respectively (see note 31).